Capital Management - ING Capital Position (Parenthetical) (Detail) - EUR (€) € in Millions	1 Months Ended	3 Months Ended	12 Months Ended
	Aug. 31, 2018	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2018	Dec. 31, 2016
Disclosure of Capital Management [Line Items]
Interim profit not included in CET			€ 1,712
Interim profit not included in CET, before Interim dividend paid		€ 135	2,646
Interim dividend paid	€ 934
Additional Tier 1 securities		2,833	2,833	€ 2,691	€ 0	€ 0
Additional Tier 1 securities subject to CRR/CRD IV grandfathering rules		2,506	2,506	2,446	€ 0	€ 0
Supplementary capital Tier 2 bonds			8,079	8,995
Supplementary capital Tier 2 bonds subject to CRR/CRD IV grandfathering rules			168	2,091
ING Bank N.V. [member]
Disclosure of Capital Management [Line Items]
Interim profit not included in CET			174
Interim profit not included in CET, before Interim dividend paid		44	2,646
Additional Tier 1 securities		3,123	3,123	3,271
Additional Tier 1 securities subject to CRR/CRD IV grandfathering rules		€ 1,907	1,907	1,866
Supplementary capital Tier 2 bonds			8,079	8,995
Supplementary capital Tier 2 bonds subject to CRR/CRD IV grandfathering rules			€ 168	€ 2,091